UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
REVENUE
License revenue	$ 15,115	$ 50,000
Collaboration revenue	94,432	11,937
Other revenue	119	74
Total revenue	109,666	62,011
Collaboration cost of revenue	(68,285)	(16,939)
Other income and gains	20,994	2,868
Research and development expenses	(180,680)	(150,375)
Administrative expenses	(49,958)	(30,707)
Selling and distribution expenses	(39,383)	(48,742)
Other expenses	(7,117)	(9,626)
Fair value loss of warrant liability	(85,750)	(31,000)
Finance costs	(10,298)	(2,687)
LOSS BEFORE TAX	(310,811)	(225,197)
Income tax expense	(418)	(320)
LOSS FOR THE PERIOD	(311,229)	(225,517)
Attributable to:
Ordinary equity holders of the parent	$ (311,229)	$ (225,517)
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic (in dollars per share)	$ (0.91)	$ (730)
Diluted (in dollars per share)	$ (0.91)	$ (730)
OTHER COMPREHENSIVE INCOME
Exchange differences on translation of foreign operations	$ 6,537	$ 5,330
Net other comprehensive income that may be reclassified to profit or loss in subsequent periods	6,537	5,330
OTHER COMPREHENSIVE INCOME FOR THE PERIOD, NET OF TAX	6,537	5,330
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(304,692)	(220,187)
Attributable to:
Ordinary equity holders of the parent	$ (304,692)	$ (220,187)